Other Current Liabilities	6 Months Ended
Sep. 30, 2023
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 15 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Other current liabilities:
Advances from customers	387,833	142,196
Cheques receivables/Payable	2,031,576	1,437,245
Statutory liabilities	57,392	73,248
Others - capital creditors	713,240	799,501
	3,190,041	2,452,190